Borrowings and financial liabilities - Main characteristics of the warrants (Details) € / shares in Units, € in Thousands					12 Months Ended
	Apr. 30, 2020 € / shares	Dec. 27, 2019 EUR (€) € / shares shares	Aug. 21, 2019 EUR (€) € / shares shares	Jul. 10, 2015 € / shares	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€) shares	Dec. 31, 2017 EUR (€)
Warrant Disclosure [Line Items]
Warrant term	5 years			4 years	5 years
Valuation model based on Black-Scholes
Number of warrants outstanding | shares					3,615,566		189,748
Exercise price per share | € / shares	€ 0.27			€ 6.00
Value of the equity instrument					€ 2,268	€ (8,284)	€ 7,006	€ 21,188
Deferred tax liabilities on the issuance of warrants						49
Deferred tax benefit						€ 49
NEGMA Tranche 1 warrants
Valuation model based on Black-Scholes
Number of warrants outstanding | shares			585,936
Exercise price per share | € / shares			€ 0.64
Value of the equity instrument			€ 175
NEGMA Tranche 1 warrants | Volatility
Valuation model based on Black-Scholes
Valuation input			83.16
NEGMA Tranche 1 warrants | Risk-free rate
Valuation model based on Black-Scholes
Valuation input			(0.96)
NEGMA Tranche 2 warrants
Valuation model based on Black-Scholes
Number of warrants outstanding | shares		694,444
Exercise price per share | € / shares		€ 0.27
Value of the equity instrument		€ 111
NEGMA Tranche 2 warrants | Volatility
Valuation model based on Black-Scholes
Valuation input		119.15
NEGMA Tranche 2 warrants | Risk-free rate
Valuation model based on Black-Scholes
Valuation input		(0.96)